Schedule of Investments

ARK Venture Fund

October 31, 2025 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES – 21.1%

AEROSPACE & DEFENSE - 1.0%
Archer Aviation, Inc., Class A*	344,583	$2,489,579	$3,866,221

AUTOMOBILES - 3.3%
Kodiak Ai, Inc.*	983,953	3,004,337	8,885,096
Tesla, Inc.*	7,913	2,427,145	3,612,759
		5,431,482	12,497,855
BIOTECHNOLOGY - 6.9%
Absci Corp.*	947,291	3,310,711	4,054,405
Beam Therapeutics, Inc.*	233,930	5,470,059	5,850,589
CRISPR Therapeutics AG (Switzerland)*	98,824	5,181,247	6,323,748
Intellia Therapeutics, Inc.*	230,858	3,412,026	2,913,428
Prime Medicine, Inc.*	768,891	3,509,973	3,798,322
Recursion Pharmaceuticals, Inc., Class A*	581,695	3,473,457	3,210,956
		24,357,473	26,151,448
CAPITAL MARKETS - 2.2%
Coinbase Global, Inc., Class A*	9,872	2,512,810	3,393,796
Robinhood Markets, Inc., Class A*	32,598	1,393,567	4,784,735
		3,906,377	8,178,531
ENTERTAINMENT - 0.5%
ROBLOX Corp., Class A*	9,458	428,168	1,075,564
Roku, Inc.*	7,871	477,788	835,349
		905,956	1,910,913
HEALTHCARE PRODUCTS - 1.7%
Natera Inc*	8,807	1,341,498	1,751,976
Twist Bioscience Corp.*	140,275	4,235,329	4,613,645
		5,576,827	6,365,621
HOTELS, RESTAURANTS & LEISURE - 0.6%
DraftKings, Inc., Class A*	79,623	2,472,764	2,435,668

INTERACTIVE MEDIA & SERVICES - 0.2%
Pinterest, Inc., Class A*	20,994	624,278	694,901

IT SERVICES - 0.5%
Shopify, Inc., Class A (Canada)*	9,862	649,987	1,714,607

LIFE SCIENCES TOOLS & SERVICES - 1.7%
10X Genomics, Inc., Class A*	290,699	4,013,047	3,965,134
Pacific Biosciences of California, Inc.*	1,111,260	1,993,974	2,600,349
		6,007,021	6,565,483

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2025 (Unaudited)

	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PUBLIC COMPANIES (continued)

SOFTWARE - 2.5%
Bitmine Immersion Technologies, Inc.*	93,340	$4,995,791	$4,354,311
Palantir Technologies, Inc., Class A*	8,867	143,041	1,777,568
Tempus AI, Inc., Class A*	38,873	1,885,142	3,492,739
		7,023,974	9,624,618
TOTAL COMMON STOCKS IN PUBLIC COMPANIES		59,445,718	80,005,866

	Acquisition Date	Shares/ Principal/Units	Cost	Value
PREFERRED STOCKS IN PRIVATE COMPANIES – 45.5%

AEROSPACE & DEFENSE - 2.4%
Axiom Space, Inc, Series C*(a)(b)	4/12/23	2,960	500,033	501,306
Boom Technology, Inc., Series A*(a)(b)	11/22/24	439,560	200,000	439,560
Space Exploration Technologies Corp., Series D*(a)(b)	1/31/25	3,783	6,998,550	8,019,960
			7,698,583	8,960,826
AUTO PARTS & EQUIPMENT - 0.3%
Outrider Technologies, Inc., Series D*(a)(b)	7/23/24	322,131	999,998	1,256,311

BIOTECHNOLOGY - 6.1%
Generate Biomedicines, Inc., Series C*(a)(b)	1/22/25	168,776	1,999,995	2,010,122
Iambic Therapeutics, Inc., Series B-3*(a)(b)	10/29/25	3,870,967	11,999,998	11,999,998
Lila Sciences, Inc., Series A*(a)(b)	1/13/25	1,571,312	2,999,999	3,441,173
Relation Therapeutics, Inc., Series Seed-2*(a)(b)	1/26/24	1,841,959	2,999,999	3,020,813
Umoja Biopharma Inc., Series C*(a)(b)	12/20/24	632,140	2,500,000	2,534,881
			22,499,991	23,006,987
COMPUTERS - 1.9%
Hammerspace, Inc., Series A-1*(a)(b)	7/26/23	511,456	499,999	1,779,867
Hammerspace, Inc., Series B-2*(a)(b)	4/16/25	1,535,929	3,500,000	5,345,033
			3,999,999	7,124,900
ENTERTAINMENT - 0.3%
Lucra, Inc., Series A-1*(a)(b)	7/17/24	226,050	500,000	596,772
Lucra, Inc., Series A-1 Prime*(a)(b)	5/28/25	226,050	500,000	596,772
			1,000,000	1,193,544
HEALTHCARE PRODUCTS - 4.5%
Freenome, Inc., Series E*(a)(b)	9/23/22	85,711	999,990	635,118
Freenome, Inc., Series F*(a)(b)	1/26/24	337,899	2,500,000	2,503,832
Neuralink Corp., Series E*(a)(b)	5/30/25	237,624	12,000,012	13,820,212
			15,500,002	16,959,162

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2025 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
INTERNET - 2.2%
Firmly, Inc., Series A-1*(a)(b)	8/25/25	23,179	$122,997	$122,997
Firmly, Inc., Series A-3*(a)(b)	5/22/24	164,831	249,999	874,659
Perplexity AI Inc., Series D-1*(a)(b)	11/19/24	6,081	1,999,853	4,228,971
X.AI Holdings Corp., Series B*(a)(b)	5/10/24	83,543	1,000,010	3,054,332
			3,372,859	8,280,959
MACHINERY - CONSTRUCTION & MINING - 1.4%
Radiant Industries, Incorporated, Series C-2*(a)(b)	2/14/25	182,048	3,499,982	5,364,955
MACHINERY - DIVERSIFIED - 8.7%
Apptronik, Inc., Series A-1*(a)(b)	2/28/25	223,561	3,119,988	8,264,429
Apptronik, Inc., Series A-X*(a)(b)	10/21/25	54,102	1,999,999	1,999,999
Figure AI, Inc., Series B*(a)(b)	2/29/24	189,096	2,499,997	22,863,597
			7,619,984	33,128,025
SEMICONDUCTOR - 3.8%
Ayar Labs, Inc., Series D*(a)(b)(c)	4/28/25	40,868	1,030,000	1,626,565
Groq, Inc., Series D*(a)(b)	2/14/25	186,589	2,999,998	6,000,702
Groq, Inc., Series D-3*(a)(b)	8/15/25	77,736	2,499,990	2,499,990
Tenstorrent Holdings, Inc., Series D-1*(a)(b)(c)	7/16/24	25,373	2,118,567	2,629,404
Tenstorrent Holdings, Inc., Series D-2*(a)(b)	7/16/24	15,393	1,050,000	1,595,177
			9,698,555	14,351,838
SOFTWARE - 13.1%
Anthropic, Inc., Series C-1*(a)(b)	3/31/23	89,078	1,049,998	12,557,326
Databricks, Inc. Series K*(a)(b)	9/08/25	33,333	4,999,950	4,999,950
Lambda Inc., Series D*(a)(b)	1/21/25	277,631	5,124,995	8,960,429
Lambda Inc., Series E-2*(a)(b)	6/10/25	180,483	5,000,000	5,825,017
Mythical, Inc., Series C-1*(a)(b)	4/11/23	60,415	500,001	146,204
Mythical, Inc., Series D*(a)(b)	7/10/25	1,351,791	3,000,001	3,271,334
Mythical, Inc., Series D-1*(a)(b)	1/31/25	287,848	167,029	696,592
Replit, Inc., Series B-1*(a)(b)	1/23/23	25,385	1,000,000	2,333,867
Replit, Inc., Series C*(a)(b)	7/29/25	54,636	5,000,000	5,023,169
Shield AI, Inc., Series F*(a)(b)	10/06/23	22,838	999,985	1,941,230
Shield AI, Inc., Series Seed*(a)(b)	1/03/24	42,836	2,742,488	3,641,060
Sortium, Inc., Series Seed-1*(a)(b)	9/27/23	61,111	250,000	263,999
			29,834,447	49,660,177
TRANSPORTATION - 0.8%
Flexport, Inc., Series A*(a)(b)	9/23/22	49	670	139
Flexport, Inc., Series B-1*(a)(b)	9/23/22	4,940	67,523	14,029
Flexport, Inc., Series C*(a)(b)	9/23/22	24,640	336,798	69,978
Zipline International, Inc., Series F*(a)(b)	5/30/23	24,877	999,983	1,275,941
Zipline International, Inc., Series G*(a)(b)	7/08/24	35,761	1,500,042	1,834,182
			2,905,016	3,194,269
TOTAL PREFERRED STOCKS IN PRIVATE COMPANIES			108,629,416	172,481,953

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2025 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
COMMON STOCKS IN PRIVATE COMPANIES – 14.5%

AEROSPACE & DEFENSE - 5.5%
Boom Technology, Inc.*(a)(b)	5/02/24	15,010	$999,966	$15,010
Space Exploration Technologies Corp.*(a)(b)(c)	10/31/23	98,940	11,999,770	20,975,178
			12,999,736	20,990,188
DIVERSIFIED FINANCIAL SERVICES - 1.4%
Blockdaemon, Inc.*(a)(b)	6/27/23	830,365	3,010,000	5,189,781

ENTERTAINMENT - 1.1%
Discord Inc.*(a)(b)	11/14/22	13,667	3,241,121	4,318,089

INTERNET - 3.5%
Revolut Group Holdings LTD (United Kingdom)*(a)(b)	2/11/25	2,888	2,511,789	2,454,800
X.AI Holdings Corp.*(a)(b)	10/28/22	301,273	11,000,111	11,014,552
			13,511,900	13,469,352
SOFTWARE - 3.0%
Databricks, Inc.*(a)(b)	9/23/22	27,921	399,999	4,188,150
Epic Games, Inc.*(a)(b)(c)	9/23/22	8,390	3,943,816	4,485,446
OpenAI Global LLC*(a)(b)(c)	7/31/24	5,797	999,982	2,492,652
			5,343,797	11,166,248
TOTAL COMMON STOCKS IN PRIVATE COMPANIES			38,106,554	55,133,658

CONVERTIBLE NOTE IN PRIVATE COMPANIES – 5.7%

COMMERCIAL SERVICES - 0.1%
Critical Ideas, Inc. (Chipper Cash) 10.00%, 02/25/26(a)(b)(d)	8/25/23	500,000	500,000	500,000

ENTERTAINMENT SOFTWARE - 0.3%
Gamefam, Inc. 3.00%, 03/13/26(a)(b)(d)	3/13/24	1,000,000	1,000,000	1,000,000

INTERNET - 5.3%
Manna Drone Delivery, Inc. 5.00%, 10/31/28*(a)(b)	10/31/25	10,000,000	10,000,000	10,000,000
Securitize, Inc. 5.00%, 09/30/28*(a)(b)(d)	9/30/25	10,000,000	10,000,000	10,000,000
			20,000,000	20,000,000
TOTAL CONVERTIBLE NOTE IN PRIVATE COMPANIES			21,500,000	21,500,000

CONVERTIBLE INTEREST RIGHTS IN PRIVATE COMPANIES – 3.6%

SOFTWARE - 3.6%
OpenAI Global LLC*(a)(b)(g)	9/30/24	2,001,499	2,001,499	5,881,523
OpenAI Global LLC*(a)(b)(h)	4/16/25	5,000,000	5,000,000	7,893,291
			7,001,499	13,774,814
TOTAL CONVERTIBLE INTEREST RIGHTS IN PRIVATE COMPANIES			7,001,499	13,774,814

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2025 (Unaudited)

	Acquisition Date	Shares/ Principal/Units	Cost	Value
SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES – 2.9%

AEROSPACE & DEFENSE - 0.4%
Boom Technology, Inc.*(a)(b)	4/16/25	1,500,000	$1,500,000	$1,654,500

AUTO PARTS & EQUIPMENT - 0.3%
Gatik AI, Inc.*(a)(b)	8/21/24	1,000,000	1,000,000	1,196,200

BROADCAST SERVICES - 0.2%
Kino Tech, Inc.*(a)(b)	2/27/24	500,000	500,000	629,050

COMMERCIAL SERVICES - 0.2%
Critical Ideas, Inc. (Chipper Cash)*(a)(b)	9/23/22	400,000	400,000	604,760

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Atomic Vaults, Inc.*(a)(b)	1/26/24	600,000	600,000	768,480

HOME FURNISHINGS - 1.3%
Impulse Labs, Inc.*(a)(b)	10/02/25	5,000,000	5,000,000	5,000,000

SOFTWARE - 0.3%
Pave Financial, Inc.*(a)(b)	8/16/23	500,000	500,000	772,500
Tilda Technologies, Inc (Humata AI)*(a)(b)	6/27/23	250,000	250,000	272,375
			750,000	1,044,875
TOTAL SIMPLE AGREEMENT TO PURCHASE EQUITY IN PRIVATE COMPANIES			9,750,000	10,897,865

WARRANT IN PRIVATE COMPANIES – 0.3%

SOFTWARE - 0.3%
Mythical, Inc.(a)(b)(e)	12/28/23	482,781	280,142	1,168,330
TOTAL WARRANTS IN PRIVATE COMPANIES			280,142	1,168,330

	Shares/ Principal/Units	Cost	Value

MONEY MARKET FUND – 6.3%
Goldman Sachs Financial Square Treasury Obligations Fund,3.94%(f)	24,012,083	24,012,083	24,012,083
TOTAL INVESTMENTS – 99.9%		268,725,412	378,974,569
Other Assets in Excess of Liabilities–0.1%			488,773
Net Assets–100.0%			$379,463,342

*	Non-income producing security
(a)	Investment fair valued by ARK Investment Management LLC (the “Adviser”) in accordance with the Adviser’s valuation policies and procedures that were reviewed by, and are subject to the oversight of, the Board of Trustees. For fair value measurement disclosure purposes, investment is classified as Level 3.
(b)	Restricted security; security may not be publicly sold without registration under the Securities Act of 1933, as amended. As of October 31, 2025, total investments in restricted securities were $274,956,620 and are classified as Level 3.
(c)	All or a portion of these securities have been purchased through unaffiliated Special Purpose Vehicles (“SPVs”) in which the Fund has a direct investment of ownership units of the SPVs. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
(d)	PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
(e)	The Fund entered into a Secured and Convertible Promissory Note and Warrant Purchase Agreement with Mythical, Inc. on December 28, 2023. The warrants are exercisable at the next qualified equity financing at $0.001 per share up to two times the portion of the Fund’s convertible note amount.

Schedule of Investments (continued)

ARK Venture Fund

October 31, 2025 (Unaudited)

(f)	Rate shown represents annualized 7-day yield as of October 31, 2025.
(g)	Convertible interest rights, which, based on certain events and subject to further terms and conditions, may be converted into conversion preferred shares of a new entity in the event of a certain reorganization of OpenAI Global, LLC (“OpenAI”) or under certain circumstances, redeemed by OpenAI for cash equal to the Fund’s then outstanding purchase price of the convertible interest rights plus a premium equal to 9% per annum.
(h)	Convertible interest rights, which, based on certain events and subject to further terms and conditions, may be converted into conversion preferred shares of a new entity in the event of a certain reorganization of OpenAI with a 1x liquidation preference.

October 31, 2025 (Unaudited)

Fair value measurements

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to determine fair value of the Fund’s investments as of October 31, 2025:

Investment in Securities	Level 1	Level 2	Level 3	Total
Preferred Stocks in Private Companies‡	$–	$–	$172,481,953	$172,481,953
Common Stocks in Public Companies‡	80,005,866	–	–	80,005,866
Common Stocks in Private Companies‡	–	–	55,133,658	55,133,658
Convertible Note in Private Companies‡	–	–	21,500,000	21,500,000
Convertible Interest Rights in Private Companies‡	–	–	13,774,814	13,774,814
Simple Agreement to Purchase Equity in Private Companies‡	–	–	10,897,865	10,897,865
Warrant in Private Companies‡	–	–	1,168,330	1,168,330
Money Market Fund	24,012,083	–	–	24,012,083
Total	$104,017,949	$–	$274,956,620	$378,974,569

‡	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented below:

	Common Stocks In Private Companies	Preferred Stocks In Private Companies	Simple Agreement To Purchase Equity In Private Companies	Convertible Note In Private Companies	Convertible Interest Rights in Private Companies	Warrant In Private Companies	Total
Balance at July 31, 2025	$48,291,411	$93,159,430	$18,457,500	$1,500,000	$8,318,557	$1,071,773	$170,798,671
Purchases	4,999,807	23,865,434	5,000,000	20,000,000	–	–	53,865,241
Sales	–	–	–	–	–	–	–
Transfer into Level 3	–	–	–	–	–	–	–
Transfer out of Level 3	–	–	(2,000,000)	–	–	–	(2,000,000)
Conversion	–	7,750,000	(7,750,000)	–	–	–	–
Net Realized Gain (Loss)	–	–	(250,000)	–	–	–	(250,000)
Net Change in Unrealized Appreciation (Depreciation)	1,842,440	47,707,089	(2,559,635)	–	5,456,257	96,557	52,542,708
Ending Balance at October 31, 2025	$55,133,658	$172,481,953	$10,897,865	$21,500,000	$13,774,814	$1,168,330	$274,956,620
Net Change in Unrealized Appreciation (Depreciation) on Level 3 securities still held as of October 31, 2025	1,842,440	47,707,089	(2,559,635)	–	5,456,257	96,557	52,542,708

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2025.

October 31, 2025 (Unaudited)

Asset type	Fair Value at October 31, 2025	Valuation Approach	Significant Unobservable Inputs	Impact to value if Input Increases*	Range	Weighted Average
Preferred Stocks in Private Companies		Market Approach	Precedent Transactions	Increase	N/A	N/A
	$172,481,953		Market Movement	Increase	0.16% – 62.67%	7.62%
Common Stocks in Private Companies		Market Approach	Precedent Transactions	Increase	N/A	N/A
	55,133,658		Market Movement	Increase	8.63% – 21.52%	41.57%
Simple Agreement to Purchase Equity in Private Companies		Market Approach	Precedent Transactions	Increase	N/A	N/A
	10,897,865		Market Movement	Increase	8.95% – 54.50%	19.81%
Convertible Note in Private Companies	21,500,000	Market Approach	Precedent Transactions	Increase	N/A	N/A
Convertible Interest Rights in Private Companies	13,774,814	Market Approach	Precedent Transactions	Increase	N/A	N/A
Warrant in Private Companies	1,168,330	Market Approach	Precedent Transactions	Increase	N/A	N/A

*	Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.